11. INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ 1,956	$ 0	$ 2,912	$ 142
Deferred	(1,553)	80	(2,082)	(1,118)
Total	$ 403	$ 80	$ 884	$ (976)